Segment reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment reporting
28.	Segment reporting

The Company does not allocate service expenses incurred in the headquarter, share-based compensation, income taxes or other non operating items to segments. The Company didn’t include assets information in the segment disclosure since no asset information provided to the CODM.

	For the year ended December 31, 2023
	Tim Hortons	Popeyes	Totals
Revenues	1,560,005,807	15,774,373	1,575,780,180
Company owned and operated store costs and expenses	1,454,278,517	23,384,730	1,477,663,247
Segment loss before income taxes	(564,610,851)	(33,257,723)	(597,868,574)
Other significant noncash items:
Depreciation and amortization	163,154,711	2,749,861	165,904,572
Loss on disposal of property and equipment	16,404,477	-	16,404,477
Provision for Inventories write-down	11,589,111	-	11,589,111
Impairment on long-live assets	111,426,961	-	111,426,961

The following is reconciliation of reportable segment loss before tax to the Company’s consolidated loss before income tax. No additional reconciliation of reportable segment revenue since no further reconciliation item between the Company’s consolidated total revenue and segment revenue. There was only one reportable segment for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2023

Segment loss before income taxes-	(597,868,574)
Service expenses incurred at headquarter	(38,837,164)
Share-based compensation	(64,476,991)
Interest income	14,249,793
Interest expense	(20,425,644)
Foreign currency transaction loss	(16,771,124)
Changes in fair value of Deferred Contingent consideration	(26,106,460)
Changes in fair value of convertible notes	(58,280,908)
Changes in fair value of warrant liabilities	(83,966,126)
Changes in fair value of ESA derivative liabilities	19,654,006
Loss before income taxes	(872,829,192)